VARIABLE INTEREST ENTITIES (Details) (USD $) In Millions, unless otherwise specified	Aug. 31, 2013	Aug. 31, 2012
Variable Interest Entities, Consolidated [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 140	$ 120
Trade receivables, net	0	52
Total Assets	140	172
Total Liabilities	0	0
Maximum Exposure to Loss	0	23
Variable Interest Entities, Nonconsolidated [Member]
Variable Interest Entity [Line Items]
Maximum Exposure to Loss	0	0
Property, plant and equipment, net	4	5
Other intangible assets, net	3	14
Other assets	0	0
Total Non-Current Assets	7	19
Total Liabilities	$ 0	$ 0